TURNER FUNDS

                          Turner Small Cap Growth Fund

                        Supplement dated August 21, 2009
                    to the Prospectus dated January 31, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective August 24, 2009,the Turner Small Cap Growth Fund is reopened to new investors and existing shareholders.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-30-1)